Submission	Aug. 12, 2026
Submission [Line Items]
Central Index Key	0002011641
Registrant Name	Ferguson Enterprises Inc. /DE/
Registration File Number	333-282398
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES